UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07729

Hansberger International Series

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2014 (Unaudited)

HIS International Growth Fund

Shares	Description	Value (†)
Common Stocks – 105.0% of Net Assets
	Australia – 2.3%
165,514	BHP Billiton Ltd.	$5,610,137

	Brazil – 1.4%
222,019	Itau Unibanco Holding S.A., Preference ADR	3,299,202

	Canada – 5.2%
57,271	Bank of Nova Scotia	3,317,107
198,128	Cameco Corp.	4,537,131
251,313	Manulife Financial Corp.	4,846,670

		12,700,908

	China – 11.3%
4,872,000	Agile Property Holdings Ltd.	4,003,078
4,603,000	China Longyuan Power Group Corp., Class H	4,638,355
4,866,000	China Unicom Hong Kong Ltd.	6,420,705
327,500	Hengan International Group Co. Ltd.	3,399,962
766,000	Ping An Insurance (Group) Co. of China Ltd., Class H	6,366,126
40,900	Tencent Holdings Ltd.	2,854,827

		27,683,053

	Denmark – 2.8%
94,323	Novo Nordisk AS, Class B	4,294,736
59,091	Novozymes AS	2,597,579

		6,892,315

	France – 4.3%
110,122	AXA S.A.	2,860,830
19,163	Christian Dior S.A.	3,680,565
37,945	Technip S.A.	3,911,547

		10,452,942

	Germany – 7.5%
42,782	Adidas AG	4,625,983
168,201	Aixtron SE AG(b)	2,756,127
27,211	Bayer AG, (Registered)	3,685,011
24,177	Fresenius SE & Co. KGaA	3,795,030
25,705	Hugo Boss AG	3,422,597

		18,284,748

	Hong Kong – 1.7%
872,600	AIA Group Ltd.	4,150,213

	India – 2.2%
131,252	HDFC Bank Ltd., ADR	5,385,270

	Indonesia – 1.3%
1,721,500	United Tractors Tbk PT	3,162,750

	Israel – 1.3%
73,850	NICE Systems Ltd., Sponsored ADR	3,298,141

Shares	Description	Value (†)
Common Stocks – continued
	Italy – 1.7%
534,100	Prada SpA	$4,182,270

	Japan – 13.1%
79,300	CyberAgent, Inc.	3,035,607
295,100	Komatsu Ltd.	6,186,641
501,600	Nomura Holdings, Inc.	3,217,704
198,300	Rakuten, Inc.	2,648,817
92,800	Seven & I Holdings Co. Ltd.	3,536,095
11,000	SMC Corp.	2,901,062
67,100	Softbank Corp.	5,070,628
99,000	Toyota Motor Corp.	5,582,987

		32,179,541

	Korea – 4.6%
22,675	Hyundai Motor Co.	5,361,531
9,440	Samsung Electronics Co. Ltd., GDR, 144A	5,937,760

		11,299,291

	Mexico – 1.1%
869,287	Grupo Mexico SAB de CV, Series B	2,743,259

	Netherlands – 3.4%
45,503	ASML Holding NV, (Registered)	4,248,160
35,811	Gemalto NV	4,173,929

		8,422,089

	Norway – 1.3%
139,739	Telenor ASA	3,092,820

	Singapore – 4.6%
1,684,000	Global Logistic Properties Ltd.	3,553,976
410,000	Oversea-Chinese Banking Corp. Ltd.	3,099,690
1,055,000	SembCorp Industries Ltd.	4,614,815

		11,268,481

	Spain – 1.3%
57,488	Grifols S.A.	3,150,491

	Sweden – 1.3%
243,718	Elekta AB, Class B	3,244,488

	Switzerland – 11.4%
175,673	ABB Ltd., (Registered)	4,537,803
35,890	Cie Financiere Richemont S.A., (Registered)	3,428,865
207,308	Credit Suisse Group AG, (Registered)	6,710,158
58,243	Holcim Ltd., (Registered)	4,827,136
55,280	Nestle S.A., (Registered)	4,160,903
14,257	Roche Holding AG	4,287,988

		27,952,853

	United Kingdom – 19.9%
599,636	Aberdeen Asset Management PLC	3,908,182
174,552	ARM Holdings PLC	2,947,883
351,487	BG Group PLC	6,562,017

Shares	Description	Value (†)
Common Stocks – continued
	United Kingdom – continued
147,789	Diageo PLC	$4,590,190
66,797	HSBC Holdings PLC, Sponsored ADR	3,395,292
625,933	Michael Page International PLC	5,136,776
227,435	Prudential PLC	4,815,810
236,638	Rolls-Royce Holdings PLC	4,236,138
91,847	SABMiller PLC	4,592,556
234,102	Standard Chartered PLC	4,895,218
238,623	Vedanta Resources PLC	3,597,027

		48,677,089

	Total Common Stocks (Identified Cost $219,837,014)	257,132,351

Principal Amount
Short-Term Investments – 0.6%
$1,475,929	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2014 at 0.000% to be repurchased at $1,475,929 on 4/01/2014 collateralized by $1,690,000 Federal Home Loan Bank, 3.500% due 3/04/2033 valued at $1,506,213 including accrued interest(c) (Identified Cost $1,475,929)	1,475,929

	Total Investments – 105.6% (Identified Cost $221,312,943)(a)	258,608,280
	Other assets less liabilities – (5.6)%	(13,626,555)

	Net Assets – 100.0%	$244,981,725

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2014, approximately 81% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2014, the net unrealized appreciation on investments based on a cost of $221,312,943 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$42,617,973
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,322,636)

Net unrealized appreciation	$37,295,337

At December 31, 2013, the Fund had a short-term capital loss carryforward of $181,480,643 which expires on December 31, 2017. At December 31, 2013, post-October capital loss deferrals were $20,082. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	A portion of this security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of Rule 144A holdings amounted to $3,845,706 or 1.6% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$5,610,137	$—	$5,610,137
China	—	27,683,053	—	27,683,053
Denmark	—	6,892,315	—	6,892,315
France	—	10,452,942	—	10,452,942
Germany	—	18,284,748	—	18,284,748
Hong Kong	—	4,150,213	—	4,150,213
Indonesia	—	3,162,750	—	3,162,750
Italy	—	4,182,270	—	4,182,270
Japan	—	32,179,541	—	32,179,541
Korea	5,937,760	5,361,531	—	11,299,291
Norway	—	3,092,820	—	3,092,820
Singapore	—	11,268,481	—	11,268,481
Spain	—	3,150,491	—	3,150,491
Sweden	—	3,244,488	—	3,244,488
Switzerland	—	27,952,853	—	27,952,853
United Kingdom	3,395,292	45,281,797	—	48,677,089
All Other Common Stocks*	35,848,869	—	—	35,848,869

Total Common Stocks	45,181,921	211,950,430	—	257,132,351

Short-Term Investments	—	1,475,929	—	1,475,929

Total	$45,181,921	$213,426,359	$—	$258,608,280

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2014 (Unaudited)

Banks	9.7%
Insurance	9.4
Textiles, Apparel & Luxury Goods	7.9
Semiconductors & Semiconductor Equipment	6.4
Capital Markets	5.6
Machinery	5.0
Pharmaceuticals	4.9
Metals & Mining	4.9
Oil, Gas & Consumable Fuels	4.5
Automobiles	4.5
Diversified Telecommunication Services	3.9
Beverages	3.8
Real Estate Management & Development	3.0
Software	3.0
Professional Services	2.1
Wireless Telecommunication Services	2.1
Construction Materials	2.0
Other Investments, less than 2% each	22.3
Short-Term Investments	0.6

Total Investments	105.6
Other assets less liabilities	(5.6)

Net Assets	100.0%

Currency Exposure Summary at March 31, 2014 (Unaudited)

British Pound	18.5%
Euro	14.8
Hong Kong Dollar	14.7
Japanese Yen	13.1
United States Dollar	12.8
Swiss Franc	11.4
Singapore Dollar	4.6
Canadian Dollar	3.4
Danish Krone	2.8
Australian Dollar	2.3
South Korean Won	2.2
Other, less than 2% each	5.0

Total Investments	105.6
Other assets less liabilities	(5.6)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger International Series

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2014